Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000904163
Document Type	8-K
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	AMERICAN NATIONAL INSURANCE CO
Entity Incorporation State Country Code	TX
Entity File Number	001-34280
Entity Tax Identification Number	74-0484030
Entity Address, Address Line One	One Moody Plaza
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550-7999
City Area Code	(409)
Local Phone Number	763-4661
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $1.00
Trading Symbol	ANAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false